Fair Value Measurements (Details) - Schedule of key inputs into the Level 3 assumptions	Jan. 11, 2021 $ / shares
Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class A Common Share Price Grossed Up to the IBC Date	$ 9.28
Redemption Trigger Price	18
Exercise price	$ 11.5
Risk-Free Rate	0.94%
Volatility	26.00%
Years to Expiration (From Expected IBC Date)	5 years
Dividend Yield	0.00%
Private Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class A Common Share Price Grossed Up to the IBC Date	$ 9.28
Redemption Trigger Price
Exercise price	$ 11.5
Risk-Free Rate	0.94%
Volatility	26.00%
Years to Expiration (From Expected IBC Date)	5 years
Dividend Yield	0.00%